General Information / Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Finite-Lived Other Intangible Assets
The following table presents the estimated useful lives of our finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Estimated Useful Lives of Property, Plant and Equipment
The following table presents the estimated useful lives of our property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Net Income per Ordinary Share
The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31	2014	2015	2016
(in thousands, except per share data)	EUR	EUR	EUR

Net income	1,196,640	1,387,174	1,471,894

Weighted average number of shares outstanding	437,142	430,639	425,598
Basic net income per ordinary share	2.74	3.22	3.46

Weighted average number of shares outstanding	437,142	430,639	425,598
Plus shares applicable to
Options and conditional shares	2,551	2,005	2,086

Dilutive potential ordinary shares	2,551	2,005	2,086

Diluted weighted average number of shares	439,693	432,644	427,684
Diluted net income per ordinary share[1]	2.72	3.21	3.44

1.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.